Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Employee Benefit Plans

Note 13. Employee Benefit Plans

The Company has a defined contribution plan (the Plan) qualifying under IRS Code Section 401(k). Eligible participants in the Plan can contribute up to the maximum percentage allowable not to exceed the dollar limit under IRC Section 401(k). The Company matches 100% of the first six percent of an employee’s contribution. For the years ended December 31, 2013 and 2012, the Company contributed $130,805 and $134,019 to the Plan, respectively.

The Company has a Supplemental Retirement Benefit Plan (SERP) to provide future compensation to certain members of management upon retirement. Under plan provisions, payments projected to range from $19,838 to $89,914, per year, are payable for the life of the executive, generally beginning at age 65. The liability accrued for the compensation under the plan was $783,041 and $669,648 at December 31, 2013 and 2012, respectively. Employee benefits expense, an actuarially determined amount, was $133,229 and $98,823 for the years ended December 31, 2013 and 2012, respectively. Benefits paid during the years ended December 31, 2013 and 2012, amounted to $19,836 and $8,265, respectively. The assumed discount rate for the plan was 5.5% and 6.0% at December 31, 2013 and 2012, respectively.

The Company also has a deferred compensation plan under which directors may elect to defer their directors’ fees. Participating directors receive an additional 30% matching contribution and will be paid an annual benefit for a specified number of years after retirement, generally beginning at age 65. The maximum payout period is ten years. The liability accrued for deferred directors’ fees was $851,751 and $725,399 at December 31, 2013 and 2012, respectively. Deferred directors’ fees expensed under the plan for the years ended December 31, 2013 and 2012 were $141,166 and $104,795, respectively. Benefits of $14,814 and $124,503 were paid out during the years ended December 31, 2013 and 2012, respectively.

The Company has purchased and is the primary beneficiary of life insurance policies indirectly related to the Supplemental Retirement Benefit Plan and the directors’ deferred compensation liability. The cash value of the life insurance policies totaled $5,462,336 and $5,298,354 at December 31, 2013 and 2012, respectively. During the year ended December 31, 2012, the Bank purchased $1,750,000 of additional life insurance policies on certain employees of the Bank.